RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Classes of assets and liabilities table) - USD ($) $ in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure of classification of assets liabilities [line items]
Cash and cash equivalents	$ 237	$ 404	$ 799	$ 174	$ 336	$ 223
Restricted cash	179		181
Other Current Assets	98		112
Due from related parties	51		60
Equity-accounted investments	1,123		721
Property, plant and equipment, at fair value	25,774		27,096
Goodwill	918		901
Deferred income tax assets	178		177
Other long-term assets	111		230
Total assets	30,090		30,904
Accounts payable and accrued liabilities	454		542
Amounts payable, related party transactions	307		112
Deferred income tax liabilities	3,575		3,588
Other long-term liabilities	333		344
Total liabilities	$ 16,364		$ 16,622